FINANCIAL RISK MANAGEMENT ACTIVITIES - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings | Fixed rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 1,745	$ 1,741	$ 1,738
Borrowings | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	299	243	501
Cash restricted for use | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	67	61	68
Cash and cash equivalents | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,425	929	742
Joint venture loan receivable | Variable rate instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 333	$ 463	$ 506